Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 1,216	$ 6,630
Funds receivable from debt financing and unissued capital		38,950
Income tax and tax incentives recoverable	1,592	3,305
Other receivables	93	615
Foreign withholding tax recoverable	471	471
Security deposit	251	250
Sundry debtors	51	81
Other recoverable taxes (Goods and services tax and value-added tax)	258	53
Interest receivables	2	11
Trade and other receivables	$ 3,934	$ 50,366